Provisions and other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities

	December 31,
($ in millions)	2011	2010
Contract-related provisions	588	655
Current derivative liabilities (see Note 5)	431	304
Taxes payable	377	430
Restructuring and other related provisions	242	344
Provisions for contractual penalties and compliance and litigation matters	225	251
Provision for insurance related reserves	208	187
Income tax related liabilities	153	72
Pension and other employee benefits (see Note 17)	76	68
Environmental provisions (see Note 15)	22	161
Other	297	254

Total	2,619	2,726

Other non-current liabilities

	December 31,
($ in millions)	2011	2010
Income tax related liabilities	647	798
Non-current deposit liabilities (see Note 9)	286	293
Environmental provisions (see Note 15)	70	85
Non-current derivative liabilities (see Note 5)	61	77
Deferred income	56	59
Other	376	406

Total	1,496	1,718